EMPLOYEE DEFINED CONTRIBUTION PLAN - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expense	¥ 125,666	¥ 393,812	¥ 216,551